ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Jun. 30, 2019
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
6.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following tables present the changes in accumulated other comprehensive income (loss) by component for the three years ended June 30, 2019, 2018, and 2017.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2016	$78	$(316)	$(238)
Other comprehensive income (loss) before reclassifications	(34)	84	50
Amounts reclassified from accumulated other comprehensive loss	—	—	—

Net current-period other comprehensive income (loss)	(34)	84	50

Balance – June 30, 2017	44	(232)	(188)
Other comprehensive income (loss), before reclassifications	(76)	82	6
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	11	9

Net current-period other comprehensive income (loss)	(78)	93	15

Reclassification for the change in corporate tax rate	24	(39)	(15)
Balance – June 30, 2018	(10)	(178)	(188)
Other comprehensive income, before reclassifications	93	117	210
Amounts reclassified from accumulated other comprehensive income (loss)	2	(9)	(7)

Net current-period other comprehensive income	95	108	203

Balance – June 30, 2019	$85	$70	$15

The following table presents the amounts reclassified out of accumulated other comprehensive income (loss).

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (2)
Details About Accumulated Other Comprehensive Income (Loss) Components:	2019	2018	2017	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)
Unrealized gains and losses on available-for-sale securities	$(2)	$2	$—	Investment securities gains (losses)
Other than temporary impairment losses on held to maturity securities	11	(14)	—	Net impairment losses recognized in earnings
Tax effect	(2)	3	—	Income tax expense

Total reclassifications for the period	$7	$(9)	$—

(2)	Amounts in parenthesis indicate expenses and other amounts indicate income.